Identifiable Intangible Assets and Goodwill - Expected Annual Amortization Expense (Details) $ in Millions	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 4,581
2020	3,552
2021	3,467
2022	3,217
2023	$ 2,920